Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill
23. GOODWILL
The change in goodwill for the year ended December 31
was due to the following:
millions of dollars
2025 2024
Balance, January 1 $
5,858 $
5,871
Change in FX rate (278)
504
Impairment charges -
(214)
Classified as assets held for sale
(1)
-
(303)
Balance, December 31 $
5,580 $
5,858
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were
classified as held for sale beginning in Q3 2024.
For further details on the pending transaction,
refer to note 4.
Goodwill is subject to an annual assessment for impairment
at the reporting unit level. The goodwill on
Emera’s Consolidated Balance Sheets at December
31, 2025, related to the TEC and PGS reporting
units.
In Q4 2025, qualitative assessments were performed for
PGS and TEC given the significant excess of FV
over carrying amounts calculated during the last quantitative tests in Q4 2024 and Q4 2023, respectively.
Management concluded it was more likely than not that
the FV of these reporting units exceeded their
carrying amounts, including goodwill. As such, no quantitative testing was required.
In Q3 2024, Emera announced an agreement to sell NMGC.
As a result, a quantitative goodwill
impairment assessment was performed on the NMGC
reporting unit at that time and the Company
recorded a goodwill impairment charge of $ 210
million, pre-tax, in Q3 2024. The reduced NMGC goodwill
balance is included in the NMGC disposal unit classified as held for sale. For further details, refer to note
4.